Label	Element	Value
Teucrium 2x Daily Corn ETF | Corn No. 2 Yellow Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(8.00%)